Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliation of Redeemable Noncontrolling Interest

A reconciliation of redeemable noncontrolling interest for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Year ended December 31,
	2014	2013	2012
Balance, beginning of the period	$364,871	$13,473	$13,952
Acquisition of redeemable noncontrolling interest	—	343,984	—
Purchase of subsidiary shares at fair value	—	(14,923)	—
Net income (loss) attributable to noncontrolling interests	(9,690)	(7,130)	485
Fair value adjustments	259,984	26,614	772
Currency translation adjustments and other	(55,092)	2,853	(1,736)

Balance, end of period	$560,073	$364,871	$13,473